CAPITAL IMPROVEMENTS, NEWBUILIDNGS AND VESSEL PURCHASE DEPOSITS (Schedule of carrying values of property changes and updates) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 4,127	$ 591
Newbuildings	93,733	46,093
Vessel purchase deposits	0	11,000
Capital improvements, newbuildings and vessel purchase deposits	$ 97,860	$ 57,684